VIRTUS GROWTH & INCOME FUND
Virtus Growth & Income Fund
Investment Objective
The fund has investment objectives of capital appreciation and current income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 75 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 49 of the fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS GROWTH & INCOME FUND	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS GROWTH & INCOME FUND		Class A	Class B	Class C	Class I
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.48%	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.49%	2.24%	2.24%	1.24%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS GROWTH & INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	718	1,019	1,341	2,252
Class B	627	900	1,200	2,386
Class C	327	700	1,200	2,575
Class I	126	393	681	1,500

Expense Example, No Redemption VIRTUS GROWTH & INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	718	1,019	1,341	2,252
Class B	227	700	1,200	2,386
Class C	227	700	1,200	2,575
Class I	126	393	681	1,500

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
A core portfolio, the fund focuses on large capitalization U.S. stocks employing a Growth at a Reasonable Price philosophy in the security selection process. The subadviser’s selection process begins with a top-down approach and econometric sector analysis. Industry level and fundamental security analysis is then utilized to identify securities that the subadviser believes offer superior return opportunity.

Under normal circumstances, the fund invests at least 65% of its assets in common stocks; however, the subadviser intends to invest nearly all of the fund’s assets in common stocks, rather than holding significant amounts of cash and short-term investments. Generally, the fund invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the fund may invest in medium and small capitalization issuers as well. As of its most recent reconstitution effective June 25, 2012, the market capitalization of companies included in the Russell 1000® Index was $255 million to $533.7 billion.
Principal Risks
The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q2/2009: 17.89%	Worst Quarter: Q4/2008: -20.00%	Year-to-date (6/30/2012): 8.68%

Average Annual Total Returns (for the periods ended 12/31/11; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS GROWTH & INCOME FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(7.68%)	(2.36%)	1.61%
Class A Shares Return After Taxes on Distributions	(7.73%)	(2.48%)	1.51%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.92%)	(2.00%)	1.38%
Class B Shares	(6.69%)	(1.93%)	1.46%
Class C Shares	(2.80%)	(1.94%)	1.45%
Class I Shares	(1.80%)			(2.61%)	Nov. 13, 2007
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	(1.73%)

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.